Formation transactions and Initial Public Offering (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Formation Transactions and Initial Public Offering [Line Items]
Gross proceeds from IPO	$ 220,800
Net proceeds from IPO	203,500	203,467	0	0
Loan of initial public offering proceeds to Höegh LNG for demand note	(140,000)
Cash retained for general partnership purposes	20,000
IPO [Member]
Formation Transactions and Initial Public Offering [Line Items]
Gross proceeds from IPO	220,800
Underwriters' discounts, structuring fees and incremental direct IPO expenses	(17,333)
Net proceeds from IPO	203,467
Loan of initial public offering proceeds to Höegh LNG for demand note	(140,000)
Cash distribution of initial public offering proceeds to Höegh LNG	(43,467)
Cash retained for general partnership purposes	$ 20,000